Annual Operating Expenses {- Government Money Market Portfolio} - 02.28 VIP Government Money Market Initial/Serv/Serv2 PRO-08 - Government Money Market Portfolio	Apr. 30, 2021
VIP Government Money Market Portfolio-Initial VIP
Operating Expenses:
Management fee	0.16%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.24%	[1]
VIP Government Money Market Portfolio-Service VIP
Operating Expenses:
Management fee	0.16%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.08%
Total annual operating expenses	0.34%	[1]
VIP Government Money Market Portfolio-Service 2 VIP
Operating Expenses:
Management fee	0.16%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.08%
Total annual operating expenses	0.49%	[1]

[1]

(a)In order to avoid a negative yield, Fidelity Management & Research Company LLC (FMR) may reimburse expenses or waive fees of Initial Class, Service Class, and Service Class 2 of the fund and/or the fund’s distributor may waive all or a portion of the 12b-1 fees of Service Class and Service Class 2 of the fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Initial Class, Service Class, Service Class 2, or the fund will be able to avoid a negative yield.